Rights (Details) - Schedule of Inputs to the Black-Scholes Model	12 Months Ended
Dec. 31, 2021 $ / shares
Schedule Of Inputs To The Black Scholes Model [Abstract]
Exercise price (in Dollars per share)	$ 50
Dividend yield
Risk-free rate	1.54%
Expected term (in years)	10 years
Expected volatility	79.68%